Property, plant, and equipment (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of property, plant, and equipment [Abstract]
Schedule of property, plant, and equipment
	Uranium plants $	Other property, plant, and equipment $	Furniture $	Buildings $	Software $	Total $
Balance, December 31, 2020	1,196,108	288,728	-	-	-	1,484,836
Additions	282,339	-	16,471	62,946	-	361,756
Disposals	-	-	-	-	-	-
Depreciation	(168,932)	(73,980)	(2,146)	-	-	(245,058)
Impairment	-	-	-	-	-	-
Currency translation adjustment	-	-	2,145		-	2,145
Balance, December 31, 2021	1,309,515	214,748	16,470	62,946	-	1,603,679
Additions	758,747	172,198	8,507	-	60,135	999,587
Disposals	-	-		-	-	-
Depreciation	(162,208)	(78,646)	(4,377)	(2,316)	(21,298)	(268,845)
Impairment	-	-		-	-	-
Currency translation adjustment	-	-		-	-	-
Balance, December 31, 2022	1,906,054	308,300	20,600	60,630	38,837	2,334,421